Loans - Impaired Nonaccrual Loans Information And Interest Income Recognized On Nonaccrual Loans (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	¥ 1,089		¥ 1,212
Nonaccrual loans without an allowance	[1]	56		64
Total nonaccrual loans	[1]	1,145		1,276
Interest income recognized	[2]	9	¥ 11
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	984		1,088
Nonaccrual loans without an allowance	[1]	54		61
Total nonaccrual loans	[1]	1,037		1,149
Interest income recognized	[2]	8	7
Domestic | Retail | Housing Loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	20		20
Nonaccrual loans without an allowance	[1]	12		15
Total nonaccrual loans	[1]	32		35
Interest income recognized	[2]	0	0
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	29		31
Nonaccrual loans without an allowance	[1]	17		18
Total nonaccrual loans	[1]	47		49
Interest income recognized	[2]	0	0
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	857		950
Nonaccrual loans without an allowance	[1]	16		17
Total nonaccrual loans	[1]	873		967
Interest income recognized	[2]	6	6
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	78		86
Nonaccrual loans without an allowance	[1]	8		12
Total nonaccrual loans	[1]	86		97
Interest income recognized	[2]	1	1
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1],[3]	105		124
Nonaccrual loans without an allowance	[1],[3]	2		3
Total nonaccrual loans	[1],[3]	108		¥ 127
Interest income recognized	[2],[3]	¥ 2	¥ 4

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
[2]	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
[3]	The majority of total foreign consist of corporate.